Credit Facilities, Long-Term Debt, and Finance Lease Obligations - Debentures (Details)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Interest rate	6.65%	6.65%
Debentures | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate		5.00%
Debentures | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate		7.30%